Note 8 - Intangible Assets - Mortgage Servicing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, beginning of year	$ 3,043	$ 2,172
Originations	1,405	2,189
Amortization	(1,168)	(1,318)
Balance, end of year	3,280	3,043
Fair value of mortgage servicing rights	$ 4,813	$ 3,378